Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	$ 22
Gain on lease termination	30
Provisions charged to income statement (incl onerous contracts)	(34)	$ (43)
Administrative expenses:
Administrative expenses	(267)	(385)	$ (415)
Impairment loss on financial assets	(88)	(8)	(17)
Other impairment charges:
Other impairment charges	(226)	(131)
(Loss)/profit before tax	(280)	542	482
Contract assets	(53)
Property plant and equipment	(90)
Financial expenses	(144)	(121)	(101)
Tax on exceptional items	52	20	27
Tax	(20)	156	132
Operating exceptional items	(270)	(186)	(104)
Fair value gains on contingent purchase consideration	13	27	(4)
Operating exceptional items analysed as:
Operating exceptional profit befor tax	(153)	630	582
Americas [member]
Other impairment charges:
Contract assets	(42)
EMEAA [member]
Administrative expenses:
Impairment loss on financial assets	9
Other impairment charges:
Contract assets	(11)
EMEAA [member] | Right-of-use assets [member]
Other impairment charges:
Impairment	(5)
Exceptional items [member]
Cost of sales:
Gain on lease termination	30
Total cost of sales	34
Administrative expenses:
Acquisition and integration costs	(6)	(7)	(15)
Litigation	(5)	(28)	(18)
Pension settlement cost			(15)
Administrative expenses	(30)	(55)	(104)
Impairment loss on financial assets	(48)
Other impairment charges:
Goodwill		(49)
Other impairment charges	(226)	(131)
(Loss)/profit before tax	(263)	(148)	(104)
Contract assets	(53)
Property plant and equipment	(90)
Financial expenses	(14)
Tax on exceptional items	52	20	22
Exceptional tax			5
Tax	52	20	27
Fair value gains on contingent purchase consideration	21	38
Operating exceptional items analysed as:
Operating exceptional profit befor tax	(270)	(186)	(104)
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	(8)
Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	(19)	(20)	(56)
Exceptional items [member] | Right-of-use assets [member]
Other impairment charges:
Impairment	(16)	(32)
Exceptional items [member] | Management agreements [member]
Other impairment charges:
Management agreements	(48)	(50)
Exceptional items [member] | Onerous Contracts Provisions [Member]
Cost of sales:
Provisions charged to income statement (incl onerous contracts)	(10)
Exceptional items [member] | Associates [member]
Other impairment charges:
Impairment	(19)
Exceptional items [member] | Americas [member]
Operating exceptional items analysed as:
Operating exceptional profit befor tax	(118)	(62)	(36)
Exceptional items [member] | EMEAA [member]
Administrative expenses:
Litigation	(14)
Operating exceptional items analysed as:
Operating exceptional profit befor tax	(128)	(109)	(12)
Exceptional items [member] | Greater China [member]
Operating exceptional items analysed as:
Operating exceptional profit befor tax	(5)		(1)
Exceptional items [member] | Central [member]
Operating exceptional items analysed as:
Operating exceptional profit befor tax	$ (19)	$ (15)	$ (55)